FHLB Advances, Related Party Notes Payable and Other Borrowings (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Related Party Transactions [Abstract]
Borrowing capacity, amount	$ 659.76
Principal balances of loans pledged to the FHLB	$ 2,145.55	$ 1,984.67